Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Goodwill [Abstract]
Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units

The following table shows goodwill by the CGU or group of CGUs to which it belongs and changes for the years ended December 31, 2017 and 2016:

		Balance as of	Transfer on	Balance as of
Company	Cash-Generating Unit	1-1-2017	mergers	12-31-2017
		ThCh$	ThCh$	ThCh$
GasAtacama Chile S.A.	Generación Chile	24,860,356	-	24,860,356
Total		24,860,356	-	24,860,356

		Balance as of	Transfer on	Balance as of
Company	Cash-Generating Unit	1-1-2016	mergers	12-31-2016
		ThCh$	ThCh$	ThCh$
Inversiones GasAtacama Holding Ltda.	Generación Chile	20,204,251	(20,204,251)	-
Compañía Eléctrica Tarapacá S.A.	Generación Chile	4,656,105	(4,656,105)	-
GasAtacama Chile S.A.	Generación Chile	-	24,860,356	24,860,356
Total		24,860,356	-	24,860,356